Selling, General and Administrative Expenses - Additional Information (Detail) ₽ in Millions	12 Months Ended
Dec. 31, 2017 RUB (₽)
Otkritie Bank [member] | Other expense [member]
Disclosure of general and administrative expense [Line items]
Recognized loss	₽ 350